SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 8 -	SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the financial position date up to the date that the financial statements were issued (August 13, 2026). Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed below.

A.	Convertible promissory note and warrant offering

1.
On July 1, 2026, the Company entered into a Sixth Note Purchase Agreement (the “Sixth Purchase Agreement”) with the Investor, pursuant to which, in exchange to cash proceeds of approximately US$203 thousand (approximately $289), the Company issued to the Investor (i) a convertible promissory note (the “Sixth Note”) in the principal amount of approximately US$225 thousand (approximately $321) (the “Sixth Subscription Amount”), which is convertible into the Company’s common shares, no par value per share, at a purchase price equal to 90% of the Sixth Subscription Amount  and (ii) a detachable warrant to purchase up to 1,483,386 of the Company’s common shares at an exercise price of $0.22 per  common share over a period of 5 years commencing the issuance date through July 1, 2031 (the “Sixth Warrant”). The transaction closed on July 1, 2026.

2.
On August 7, 2026, the Company entered into a Seventh Note Purchase Agreement (the “Seventh Purchase Agreement” and together with the Sixth Purchase Agreement, the “June Purchase Agreements”) with the Investor, pursuant to which in exchange to cash proceeds of approximately US$225 thousand (approximately $321), the Company issued to the Investor (i) a convertible promissory note (the “Seventh Note” and together with the Sixth Note, the “June Notes”) in the principal amount of approximately US$250 thousand (approximately $356) (the “Seventh Subscription Amount”) which is convertible into the Company’s common shares at a purchase price equal to 90% of the Seventh Subscription Amount and (ii) a detachable warrant to purchase up to 2,052,545 of the Company’s common shares at an exercise price of $0.17 per  common share over a period of 5 years commencing the issuance date through August 7, 2031 (the “Seventh Warrant” and together with the Sixth Warrant, the “June Warrants”). The transaction closed on August 7, 2026.

Each of the June Notes bears an interest rate of 8.0% per annum accruing from the closing date of the transactions described above, (which shall increase to 14.0% upon the occurrence of an Event of Default, as defined in each of the June Purchase Agreements) (the “Interest” and, together with the Subscription Amounts, the “Conversion Amount”). The Conversion Amount of the June Notes is not repayable in cash and the Company’s obligations thereunder will be satisfied solely through the issuance of the Company’s common shares upon conversion of the Conversion Amount in accordance with their terms.

The number of common shares issuable upon conversion of the Conversion Amount of the June Notes, is determined by dividing the applicable conversion amount by the conversion price (the “Conversion Price”). The Conversion Price is equal to the lower of (i) the Fixed Price, as defined in each of the June Notes, or (ii) 90% of the lowest daily volume-weighted average price of the common shares during the 20 consecutive trading days immediately preceding the conversion date, (the “Variable Price”), provided, however, that the Variable Price will not be lower than the Floor Price, as defined in each of the June Notes. The Fixed Price of the Sixth Note and Seventh Note are US$0.15 and US$0.12, respectively. The Floor Price in the Sixth Note and Seventh Note are US$0.03 and US$0.02, respectively.

The June Notes include customary limitations on conversion, including a beneficial ownership cap of 4.99% of the outstanding common shares of the Company following the conversion.

The June Purchase Agreement includes customary representations, warranties and covenants of the Company and the Investor, including the Company’s obligation to reserve sufficient common shares for issuance upon conversion of the June Notes and to file a resale registration statement on Form F-3 (the “Registration Statement”) with the SEC providing for the resale by the Investor of the common shares and the warrant shares issuable upon conversion of the June Note within 30 trading days after the closing date. The Company has also agreed to use commercially reasonable efforts to cause the Registration Statement to become effective as soon as possible, but in no event later than the date which shall be the earlier of: (x) in the event that the Registration Statement is not subject to a full review by the SEC, 60 calendar days after the closing date, or in the event that the Registration Statement is subject to a full review by the SEC, 90 calendar days after the closing date, and (y) the 5th business day after the date on which the Company is notified (orally or in writing, whichever is earlier) by the SEC that such Registration Statement will not be reviewed or will not be subject to further review.

B.	Conversion of convertible promissory note

As noted in Note 3B above, during the period commencing July 1, 2026 through the approval date of these interim condensed consolidated financial statements, the Company issued 1,815,000 common shares upon partial conversion of H1 Notes in total amount of US$218 thousand (approximately $310) at an average exercise price of US$0.12 per share.